[LOGO OMITTED]    WESTWOOD
                  HOLDINGS GROUP, INC.(R)

WHG LARGECAP VALUE FUND

SUMMARY PROSPECTUS | MARCH 1, 2011

TICKER: A CLASS SHARES -- WWLAX

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Before you invest, you may want to review the Fund's complete prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at www.whgfunds.com. You can also get this information at no cost by calling 1-877-386-3944, by sending an e-mail request to whgfunds@seic.com, or by asking any financial intermediary that offers shares of the Fund. The Fund's prospectus and statement of additional information, both dated March 1, 2011, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the web-site, phone number or e-mail address noted above.
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INVESTMENT OBJECTIVE
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     The investment objective of the WHG LargeCap Value Fund (the "Fund") is to seek long-term capital appreciation.

FUND FEES AND EXPENSES
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     This table describes the fees and expenses that you may pay if you buy and hold A Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page 37 of this prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                 A CLASS SHARES
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     Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                            5.00%
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     Maximum Deferred Sales Charge (Load)
       (as a percentage of net asset value)                            None
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     Maximum Sales Charge (Load) Imposed on Reinvested Dividends
       and Other Distributions (as a percentage of offering price)     None
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     Redemption Fee (as a percentage of amount redeemed, if
       applicable)                                                     None
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ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE
OF THE VALUE OF YOUR INVESTMENT)

                                                               A CLASS SHARES
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     Management Fees                                                0.75%
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     Distribution Fees                                              0.25%
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     Other Expenses                                                 0.22%
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     Total Annual Fund Operating Expenses                           1.22%
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     Plus Management Fees Recaptured                                0.03%
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     Total Annual Fund Operating Expenses Plus
       Management Fees Recaptured(1)                                1.25%
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     (1)  Westwood Management Corp. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for A Class Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses) from exceeding 1.25% of the Fund's A Class Shares' average daily net assets until February 29, 2012. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Board of Trustees (the "Board") may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.25% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 29, 2012.

EXAMPLE

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 YEAR       3 YEARS       5 YEARS        10 YEARS
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                   $618          $868         $1,137         $1,903

     PORTFOLIO TURNOVER

     The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

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PRINCIPAL INVESTMENT STRATEGIES
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     Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks and other equity securities of large capitalization companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund considers large capitalization companies to be companies that have market capitalizations of greater than $5 billion at the time of initial purchase. The equity securities in which the Fund invests are primarily common stocks, but may also include shares of exchange-traded funds ("ETFs"), real estate investment trusts ("REITs"), royalty trusts, and master limited partnerships ("MLPs"). The Fund generally invests in equity securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts ("ADRs"). The Adviser expects that the Fund's investments in foreign companies will normally represent less than 25% of the Fund's assets.

     The Fund invests in approximately 40-60 securities with attractive valuations. In selecting investments for the Fund, the Adviser utilizes a value style of investing and selects common stocks that it believes are currently undervalued in the market. Key metrics for evaluating the risk/return profile of an investment may include an improving return on equity, a declining debt/equity ratio and, in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. The Adviser has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target or a change to a company's fundamentals that negatively impacts the original investment thesis. The Adviser will not necessarily sell a security that has depreciated below the stated market capitalization defined above.

PRINCIPAL RISKS
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     As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

     EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These fac-


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     tors contribute to price volatility, which is the principal risk of investing in the Fund.

     FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

     INVESTMENT STYLE RISK -- The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

     REIT RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

     INVESTMENTS IN ETFS -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the


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     Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

     ROYALTY TRUST RISK -- The Fund may invest in royalty trusts. A royalty trust generally acquires an interest in natural resource companies and distributes the income it receives to the investors of the royalty trust. A sustained decline in demand for crude oil, natural gas and refined petroleum products could adversely affect income and royalty trust revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. A rising interest rate environment could adversely impact the performance of royalty trusts. Rising interest rates could limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields. The Fund's investment in royalty trusts may result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the royalty trusts' operating expenses, in addition to paying Fund expenses.

     MLP RISK -- MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission (the "SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting


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     rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

PERFORMANCE INFORMATION
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     The bar chart and the performance table below illustrate the risks and volatility of an investment in A Class Shares of the Fund by showing changes in the Fund's A Class Shares' performance from year to year and by showing how the Fund's A Class Shares' average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The bar chart figures do not include sales charges that may have been paid when investors bought and sold A Class Shares of the Fund. If sales charges were included, the returns would be lower. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.whgfunds.com or by calling 1-877-FUND-WHG.


                              [BAR GRAPH OMITTED]


                          (31.87)%     13.55%     11.85%
                           2008         2009       2010


                       BEST QUARTER           WORST QUARTER
                          11.80%                (19.33)%
                       (09/30/2009)           (12/31/2008)

















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

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
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     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

                                                                       SINCE
                                                                     INCEPTION
                                                          1 YEAR    (12/31/2007)
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     Fund Returns Before Taxes                             6.30%      (6.33)%
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     Fund Returns After Taxes on Distributions             6.09%      (6.47)%
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     Fund Returns After Taxes on Distributions and
       Sale of Fund Shares                                 4.10%      (5.37)%
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     Russell 1000 Value Index (reflects no deduction
       for fees, expenses, or taxes)                      15.51%      (4.42)%
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INVESTMENT ADVISER
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     Westwood Management Corp.

PORTFOLIO MANAGERS
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     Ms. Susan M. Byrne, Chairman and Co-Chief Investment Officer, has managed the Fund since its inception.

     Mr. Mark R. Freeman, CFA, Executive Vice President and Co-Chief Investment Officer, has managed the Fund since its inception.

     Mr. Jay K. Singhania, CFA, Senior Vice President, has managed the Fund since April 2008.

     Mr. Scott D. Lawson, CFA, Vice President and Senior Research Analyst, has managed the Fund since its inception.

     Ms. Lisa Dong, CFA, Senior Vice President and Product Director, has managed the Fund since April 2008.



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PURCHASE AND SALE OF FUND SHARES
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     To purchase shares for the first time, including an initial purchase through an individual retirement account ("IRA") or other tax qualified account, you must invest at least $5,000. There is no minimum for subsequent investments.

     If you own your shares directly, you may sell your shares on any day the New York Stock Exchange is open for business by contacting the Fund directly by mail or telephone at 1-877-FUND-WHG.

     If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the Fund.

TAX INFORMATION
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     The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
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     If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.












                                                                 WHG-SM-007-0200

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